Commitments and Contingencies (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Short-term Debt [Line Items]
Schedule of minimum future lease payments
2016	62,371
2017	33,889
2018	33,889
2019	2,824

$132,973

2016	83,161
2017	33,889
2018	33,889
2019	2,824

$153,763

Ford Motors Financing [Member]
Short-term Debt [Line Items]
Schedule of minimum future lease payments for capital leases
2016	3,504
2017	4,672
2018	747

$8,923

2016	4,672
2017	4,672
2018	747

$10,091

City National Bank [Member]
Short-term Debt [Line Items]
Schedule of minimum future lease payments for capital leases
2016	56,564
2017	75,199
2018	31,333

$163,096

2016	75,360
2017	75,199
2018	31,333

$181,892